Consolidated Statements of Operations (CAD) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Revenue
Regulated electricity distribution	206,667	166,156
Regulated gas distribution	446,025	260,424
Regulated water reclamation and distribution	66,419	57,350
Non-regulated energy sales	202,300	180,191
Other revenue	22,149	11,170
Total revenue	943,560	675,291
Expenses
Operating	235,984	180,346
Regulated electricity purchased	120,506	97,376
Regulated gas purchased	261,116	148,784
Non-regulated energy purchased	39,264	25,835
Administrative expenses	34,692	23,518
Depreciation of property, plant and equipment	108,974	91,978
Amortization of intangible assets	4,626	4,200
Other amortization	447	(159)
Gain on foreign exchange	(1,112)	(567)
Costs and Expenses, Total	804,497	571,311
Operating income from continuing operations	139,063	103,980
Interest expense	62,418	53,426
Interest, dividend income and other income	(7,758)	(7,785)
Loss (gain) on sale of assets	(436)	750
Acquisition-related costs	2,552	2,140
Write-down of long-lived assets	8,463	0
Loss (gain) on derivative financial instruments (note 25(b)(iv))	1,375	(5,200)
Nonoperating Income (Expense)	66,614	43,331
Earnings from continuing operations before income taxes	72,449	60,649
Income tax expense (note 20)
Current	3,674	2,526
Deferred	13,133	6,629
Income tax expense	16,807	9,155
Earnings from continuing operations	55,642	51,494
Loss from discontinued operations, net of tax (note 17)	(2,127)	(42,011)
Net earnings	53,515	9,483
Net loss attributable to non-controlling interests (note 19)	(22,186)	(10,813)
Net earnings attributable to shareholders of Algonquin Power & Utilities Corp.	75,701	20,296
Basic net earnings per share from continuing operations (note 21)	0.32	0.28
Basic net loss per share from discontinued operations (note 21)	(0.01)	(0.21)
Basic net earnings per share (note 21)	0.31	0.07
Diluted net earnings per share from continuing operations (note 21)	0.32	0.28
Diluted net loss per share from discontinued operations (note 21)	(0.01)	(0.20)
Diluted net earnings per share (note 21)	0.31	0.07